OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	€ 5,907	€ 5,686	€ 5,237
P&ARP
Disclosure of operating segments [line items]
Revenue	3,139	3,050	2,805
A&T
Disclosure of operating segments [line items]
Revenue	1,420	1,339	1,301
AS&I
Disclosure of operating segments [line items]
Revenue	1,348	1,287	1,118
Holdings & Corporate
Disclosure of operating segments [line items]
Revenue	0	10	13
Segment revenue
Disclosure of operating segments [line items]
Revenue	5,962	5,748	5,283
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	3,149	3,059	2,812
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	1,462	1,389	1,335
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	1,351	1,290	1,123
Segment revenue | Holdings & Corporate
Disclosure of operating segments [line items]
Revenue	0	10	13
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(55)	(62)	(46)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(10)	(9)	(7)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(42)	(50)	(34)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	(3)	(3)	(5)
Inter-segment elimination | Holdings & Corporate
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0